SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands		12 Months Ended
	Oct. 01, 2015 segment	Dec. 31, 2015 USD ($) arrangement	Dec. 31, 2014 USD ($) arrangement	Dec. 31, 2013 USD ($) arrangement
Cash and Cash Equivalents
Maturity period from date of purchase for cash and cash equivalents (in days, less than)		91 days
Goodwill and Indefinite-Lived Intangible Assets
Number of reporting units | segment	2
Advertising Costs
Advertising expense		$ 323,900	$ 309,400	$ 297,500
Income Taxes
Tax benefits recognition basis for uncertain tax position likelihood realization greater than percentage		50.00%
Redeemable Noncontrolling Interest
Number of put and call arrangements that became exercisable | arrangement		0	0	1
Adjustment to increase redeemable noncontrolling interests to fair value			$ (21,072)	$ (19,254)
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest
Adjustment to increase redeemable noncontrolling interests to fair value		$ (100)	$ 21,100	$ 19,300
Foreign Currency Translation Adjustment
Foreign Currency Translation and Transaction Gains and Losses
Amounts reclassified out of AOCI to earnings		$ 2,191
Goodwill
Goodwill and Indefinite-Lived Intangible Assets
Discount rate used for impairment assessment of goodwill and indefinite-lived intangible assets (as a percent)		12.00%	16.00%
Minimum | Indefinite-lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Discount rate used for impairment assessment of goodwill and indefinite-lived intangible assets (as a percent)		11.00%	10.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)		3.00%	3.00%
Maximum | Indefinite-lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Discount rate used for impairment assessment of goodwill and indefinite-lived intangible assets (as a percent)		16.00%	20.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)		7.00%	7.00%
Operating Segments | Dating
Revenue Recognition
Deferred revenue		$ 144,400	$ 117,900
Operating Segments | Dating | Minimum
Revenue Recognition
Revenue recognition period (in months)		1 month
Operating Segments | Dating | Maximum
Revenue Recognition
Revenue recognition period (in months)		6 months
Operating Segments | Non-dating
Revenue Recognition
Deferred revenue		$ 25,700	$ 18,000